Acquisitions - Omnicare Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								4 Months Ended	12 Months Ended
	Aug. 18, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		$ 38,451				$ 38,249				$ 38,106	$ 38,451	$ 38,249	$ 38,106
Goodwill											385	126
Net revenues		48,385	$ 46,181	$ 45,685	$ 44,514	45,971	$ 44,615	$ 43,725	$ 43,215		184,765	177,526	153,290
Net income											6,623	5,319	5,239
Retail/LTC Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		16,632				16,612				16,421	16,632	16,612	16,421
Goodwill											203	126
Pharmacy Services Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		$ 21,819				$ 21,637				21,685	21,819	$ 21,637	21,685
Goodwill											$ 182
Omnicare, Inc.
Business Acquisition
Percentage of voting interests acquired	100.00%													73.00%
Business acquisition, share price (in dollars per share)	$ 98
Consideration transferred	$ 9,600
Consideration transferred, liabilities incurred	3,100
Fair Values of Assets Acquired and Liabilities Assumed:
Current assets (including cash of $298)	1,657
Cash	298
Property and equipment	313
Goodwill	9,139
Intangible assets	3,962
Other noncurrent assets	63
Current liabilities	(773)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,498)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	(39)
Total consideration	9,645
Goodwill, expected tax deductible	$ 400
Weighted average useful life (in years)	18 years 9 months 18 days
Acquisition related costs													70
Net revenues										2,600
Net income										$ 61
Business Acquisition, Pro Forma Information:
Total revenues													156,798
Income from continuing operations													$ 5,277
Basic earnings per share from continuing operations (in dollars per share)													$ 4.70
Diluted earnings per share from continuing operations (in dollars per share)													$ 4.66
Restructuring costs													$ 135
Omnicare, Inc. | Retail/LTC Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill	$ 8,700
Omnicare, Inc. | Pharmacy Services Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill	400
Omnicare, Inc. | Customer Relationships
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 3,900
Weighted average useful life (in years)	19 years 1 month 6 days
Omnicare, Inc. | Trade Names
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 74
Weighted average useful life (in years)	2 years 10 months 24 days